Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Remuneration To Board Members And Presidents In Subsidiaries [Abstract]
Salary and other remuneration	kr 459	kr 477
Of which annual variable remuneration	109	90
Pension costs	kr 36	kr 34